Balances With Related Parties (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2013	Dec. 31, 2014
Related Party Transaction [Line Items]
Payables to related parties	$ 256,300	$ 121,600	$ 87,100
Receivables from related parties	198,600	115,400	159,500
Advances from related parties	8,000
Loans to related parties	15,200	3,500	24,400
Hanwha Corporation
Related Party Transaction [Line Items]
Payables to related parties	198,900	92,100	63,800
Receivables from related parties	55,900	37,900	125,300
Hanwha SolarOne
Related Party Transaction [Line Items]
Payables to related parties		26,600	21,500
Receivables from related parties		2,100	11,500
Hanwha Q CELLS Japan Co., Ltd.
Related Party Transaction [Line Items]
Payables to related parties		0	1,600
Receivables from related parties		62,300	1,100
Hanwha Europe GmbH
Related Party Transaction [Line Items]
Payables to related parties		2,200	0
Advances from related parties		3,200
Hanwha TechM Co., Ltd.
Related Party Transaction [Line Items]
Payables to related parties		600	0
Other Related Parties
Related Party Transaction [Line Items]
Payables to related parties	500	100	200
Hanwha International LLC
Related Party Transaction [Line Items]
Payables to related parties	5,200
Receivables from related parties	46,400	8,800	21,600
Q-Cells North America
Related Party Transaction [Line Items]
Receivables from related parties	32,500
Hanwha Q CELLS USA
Related Party Transaction [Line Items]
Loans to related parties		3,200	15,300
Variable Interest Entities
Related Party Transaction [Line Items]
Loans to related parties		$ 300	9,100
Hanwha Chemical
Related Party Transaction [Line Items]
Payables to related parties	18,100		21,500
Hanwha Advanced Materials Group
Related Party Transaction [Line Items]
Payables to related parties	18,000		1,600
Hehua Hanwha
Related Party Transaction [Line Items]
Payables to related parties	8,000
Advances from related parties	8,030
Hanwha Zonghua Plastic Co., Ltd
Related Party Transaction [Line Items]
Payables to related parties	4,800
Q.Cells Japan
Related Party Transaction [Line Items]
Payables to related parties	2,800
Receivables from related parties	12,200		1,100
Q.Cells Korea
Related Party Transaction [Line Items]
Receivables from related parties	51,600
Q.Cells USA
Related Party Transaction [Line Items]
Loans to related parties	$ 15,200		$ 15,300